CONCENTRATION OF RISK (Details 1) (Supplier A [Member], Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplier A [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	15.00%	13.00%